Note 13 - Capital Risk Management - Capital Component (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Equity	$ 591,333	$ 506,757	$ 401,696
Lease obligation	2,242	154
Cash	(162,347)	(68,707)
Investments	(8)	(8)
Total	$ 431,220	$ 438,196